SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Basis

We use the accrual basis of accounting and accounting principles generally accepted in the United States of America ("GAAP") and all amounts are expressed in U.S. dollars. We have adopted a March 31 year end.

The financial statements and related disclosures as of June 30, 2018, March 31, 2018, and June 30, 2017 are presented pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Unless the context otherwise requires, all references to "Ammo", "we", "us", "our," or the "Company" are to AMMO, Inc., a Delaware corporation.

Principles of Consolidation

The consolidated financial statements include the accounts of Ammo, Inc. and its wholly owned subsidiaries, SNI, LLC, and Ammo Technologies, Inc (inactive). All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts due from customers for products sold and include an allowance for uncollectible accounts which is estimated based on the aging of the accounts receivable and specific identification of uncollectible accounts. At June 30, 2018 and March 31, 2018, we reserved $20,046 and $23,046, respectively, of allowance for doubtful accounts.

License Agreements

We are a party to a license agreement with Jesse James, a well-known motorcycle designer, and Jesse James Firearms, LLC, a Texas limited liability company, or JJF.  The license agreement grants us the exclusive worldwide rights through October 15, 2021 to Mr. James' image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of Jesse James Branded Products.  In addition, Mr. James agreed to make himself available for certain promotional activities and to promote Jesse James Branded Products through his own social media outlets.  We agreed to pay Mr. James royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses.  We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of up to 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

We are a party to a license agreement with Jeff Rann, a well-known wild game hunter and spokesman for the firearm and ammunition industries.  The license agreement grants us through February 2022 the exclusive worldwide rights to Mr. Rann's image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of all Jeff Rann Branded Products.  Mr. Rann agreed to make himself available for certain promotional activities and to promote the Branded Products through his own social media outlets.  We agreed to pay Mr. Rann royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses.  We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

Patent

On September 28, 2017, Ammo Technologies Inc. ("ATI"), an Arizona corporation, which is 100% owned by us, merged with Hallam, Inc, a Texas corporation, with ATI being the survivor.  Under the terms of the Merger, we, the sole shareholder of Ammo Technologies Inc., issued to Hallam, Inc.'s two shareholders, 600,000 shares of our common stock, subject to restrictions, and payment of $200,000. The first payment of $100,000 to the Hallam, Inc. shareholders was paid on September 13, 2017, and the second payment of $100,000 was paid on February 6, 2018.

The shares were valued at $1.25 and the aggregate value of $950,000 was recorded as a patent asset.  This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028. Amortization of the patent for the years ended June 30, 2018 and March 31, 2018 were $21,269 and $24,461, respectively.

Under the terms of the Merger, ATI succeeded to all of the assets of Hallam, Inc. and assumed the liabilities of Hallam, Inc., which were none.  The primary asset of Hallam, Inc. was an exclusive license to produce projectiles and ammunition using the Hybrid Luminescence Ammunition Technology under patent U.S. 8,402,896 B1 with a publication date of March 26, 2013 owned by University of Louisiana at Lafayette.  The license was formally amended and assigned to Ammo Technologies Inc. pursuant to an Assignment and First Amendment to Exclusive License Agreement. Assumption Agreement dated to be effective as of August 22, 2017, the Merger closing date.  Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028.  For the three months ended June 30, 2018, the Company accrued and paid $7,147 under this agreement.  For the comparable period in 2017, no amounts were accrued and paid to the patent holder as this agreement was not executed.

Impairment of Long-Lived Assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. No impairment expense was recognized for the three months ended June 30, 2018 and the three months ended June 30, 2017.

Revenue Recognition

We generate revenue from the production and sale of ammunition. We recognize revenue when it is realized or realizable and earned.

We consider revenue realized or realizable and earned when all of the following criteria are met:

•	persuasive evidence of an arrangement exists
•	the product has been shipped to the customer
•	the sales price is fixed or determinable
•	collectability is reasonably assured

At June 30, 2018 and March 31, 2018, the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

PERCENTAGES
	Revenues	Accounts Receivable
For the Three-Months ended June 30, 2018
Customers:
A	62.37%	13.01%
B	-	53.89%
	62.37%	66.90%
For the Three-Months ended March 31, 2018
Customers:
A	-	-
B	35.49%	54.55%
C	17.07%	12.57%
D	15.55%	0.00%
	68.11%	67.12%

Advertising Costs

We expense advertising costs as they are incurred.  We incurred advertising and marketing costs of $146,615 and $84,331 for the three months ended June 30, 2018 and for the three months ended June 30, 2017, respectively.

Inventories

We state inventories at the lower of cost or market.  We determine cost using the average cost method. Our inventory consists of raw materials, work in progress, and finished goods. Cost of inventory includes cost of parts, labor, quality control, and all other costs incurred to bring our inventories to condition ready to be sold. We periodically evaluate and adjust inventories for obsolescence.

Property and Equipment

We state property and equipment at cost, less accumulated depreciation.  We capitalize major renewals and improvements, while we charge minor replacements, maintenance, and repairs to current operations.  We compute depreciation by applying the straight-line method over estimated useful lives, which are generally five to seven years.

Compensated Absences

We accrue a liability for compensated absences in accordance with Accounting Standards Codifications 710 – Compensation – General.

Stock-Based Compensation

We account for stock-based compensation at fair value in accordance with SFAS No. 123 and 123 (R) (ASC 718). There were 157,500 shares of common stock were issued to employees, members of the Board of Directors, and members of the Advisory Committee for services during the three months ended June 30, 2018.

On March 12, 2018, we entered into an employment agreement with an executive, that included, among other provisions, an equity grant of 400,000 shares of restricted common stock that vests at the rate of 100,000 shares annually for four years. The $660,000 compensation value is being recognized ratably on a straight-line basis over the four-year period covered by the agreement.

Additionally, on May 1, 2018, we entered into an employment agreement that included, among other provisions, an equity grant of 100,000 shares of restricted common stock that vest at a rate of 33,333 shares annually for three years.  The $250,000 compensation value is being recognized on a straight-line basis over the three-year period covered by the agreement.

Concentrations of Credit Risk

Accounts at banks are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 at various times.  As of June 30, 2018, our bank account balances exceeded federally insured limits.

Income Taxes

We file federal and state income tax returns in accordance with the applicable rules of each jurisdiction. We account for income taxes under the asset and liability method in accordance with Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The provision for income taxes includes federal, state, and local income taxes currently payable, and deferred taxes.  We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable amounts in years in which those temporary differences are expected to be recovered or settled. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. In accordance with ASC 740, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. We measure recognized income tax positions at the largest amount that is greater than 50% likely of being realized.  We reflect changes in recognition or measurement in the period in which the change in judgment occurs.  We currently have substantial net operating loss carryforwards.  We have recorded a valuation allowance equal to the net deferred tax assets due to the uncertainty of the ultimate realization of the deferred tax assets.

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued that may result in a loss to us but will only be resolved when one or more future events occur or fail to occur. We assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against us or unasserted claims that may result in such proceedings, we evaluate the perceived merits of any legal proceedings or unasserted claims and the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability is reasonably estimatable, the estimated liability would be accrued in our consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed. There were no known contingencies at June 30, 2018 or March 31, 2018.

Recent Accounting Pronouncements

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The revised effective date for this ASU is for annual and interim periods beginning on or after December 15, 2017, and early adoption will be permitted, but not earlier than the original effective date of annual and interim periods beginning on or after December 15, 2016, for public entities.  We will adopt this ASU when effective. Companies may use either a full retrospective or modified retrospective approach to adopt this ASU and our management is currently evaluation which transition approach to use. We have adopted AUS 2014-09 as of January 1, 2018, and it did not have a material impact on the Company’s consolidated results of operations, financial position or cash flows for the period ended March 31, 2018.

In February 2016, the FASB issued ASU 2016-02 – “Leases (Topic 842)” Under ASU 2016-02, entities will be required to recognize lease asset and lease liabilities by lessees for those leases classified as operating leases. Among other changes in accounting for leases, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease.  Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. The amendments in ASU 2016-02 will become effective for fiscal years beginning after December 15, 2018, including interim periods with those fiscal years for public business entities.  We are currently evaluating the effect of the adoption of ASU 2016-02 will have on our consolidated results of operations, financial position or cash flows.

On June 20, 2018, the FASB expanded the scope of Accounting Standards Codification (ASC) 718, Compensation – Stock Compensation, to include share-based payments to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (ASU) No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, align the guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity-Based Payments to Non-Employees. We anticipate that this ASC will not have a material effect on the Company’s financial statements.

The amendments in ASU No. 2018-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said.  But the amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers.

The amendments are effective for public companies for fiscal years that begin after December 15, 2018, and the quarterly and other interim periods in those years, the FASB said. Private companies have until their fiscal years that start after Dec. 15, 2019, before applying the changes to annual reports. Private companies can wait until their fiscal years that start after Dec. 15, 2020, before they apply the changes to their reporting periods of less than a year. The accounting board also said the amended guidance can be applied before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before they have implemented ASC 606. We have evaluated the effect of the adoption of ASU 2018-07 will have on our consolidated results of operations, financial position or cash flows and determine the effects will not be material to the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Loss Per Common Share

We calculate basic loss per share using the weighted-average number of shares of common stock outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities, such as outstanding options and warrants, using various methods, such as the treasury stock or modified treasury stock method, in the determination of dilutive shares outstanding during each reporting period. We have issued warrants to purchase 9,328,153 shares of common stock and equity grants of 500,000 shares of common stock that are potentially dilutive. All weighted average numbers were adjusted for the reverse stock split and merger transaction. Diluted earnings per share exclude all potentially dilutive shares because their effect is anti-dilutive.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Basis

We use the accrual basis of accounting and accounting principles generally accepted in the United States of America ("GAAP") and all amounts are expressed in U.S. dollars. We have adopted a March 31 year end.

The financial statements and related disclosures as of June 30, 2018, March 31, 2018, and June 30, 2017 are presented pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Unless the context otherwise requires, all references to "Ammo", "we", "us", "our," or the "Company" are to AMMO, Inc., a Delaware corporation.

Principles of Consolidation

The consolidated financial statements include the accounts of Ammo, Inc. and its wholly owned subsidiaries, SNI, LLC, and Ammo Technologies, Inc (inactive). All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, we consider highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts due from customers for products sold and include an allowance for uncollectible accounts which is estimated based on the aging of the accounts receivable and specific identification of uncollectible accounts. At June 30, 2018 and March 31, 2018, we reserved $20,046 and $23,046, respectively, of allowance for doubtful accounts.

License Agreements

We are a party to a license agreement with Jesse James, a well-known motorcycle designer, and Jesse James Firearms, LLC, a Texas limited liability company, or JJF.  The license agreement grants us the exclusive worldwide rights through October 15, 2021 to Mr. James' image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of Jesse James Branded Products.  In addition, Mr. James agreed to make himself available for certain promotional activities and to promote Jesse James Branded Products through his own social media outlets.  We agreed to pay Mr. James royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses.  We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of up to 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

We are a party to a license agreement with Jeff Rann, a well-known wild game hunter and spokesman for the firearm and ammunition industries.  The license agreement grants us through February 2022 the exclusive worldwide rights to Mr. Rann's image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of all Jeff Rann Branded Products.  Mr. Rann agreed to make himself available for certain promotional activities and to promote the Branded Products through his own social media outlets.  We agreed to pay Mr. Rann royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses.  We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

Patent

On September 28, 2017, Ammo Technologies Inc. ("ATI"), an Arizona corporation, which is 100% owned by us, merged with Hallam, Inc, a Texas corporation, with ATI being the survivor.  Under the terms of the Merger, we, the sole shareholder of Ammo Technologies Inc., issued to Hallam, Inc.'s two shareholders, 600,000 shares of our common stock, subject to restrictions, and payment of $200,000. The first payment of $100,000 to the Hallam, Inc. shareholders was paid on September 13, 2017, and the second payment of $100,000 was paid on February 6, 2018.

The shares were valued at $1.25 and the aggregate value of $950,000 was recorded as a patent asset.  This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028. Amortization of the patent for the three months ended March 31, 2018 and year ended December 31, 2017 were $24,461 and $25,166, respectively.

Under the terms of the Merger, ATI succeeded to all of the assets of Hallam, Inc. and assumed the liabilities of Hallam, Inc., which were none.  The primary asset of Hallam, Inc. was an exclusive license to produce projectiles and ammunition using the Hybrid Luminescence Ammunition Technology under patent U.S. 8,402,896 B1 with a publication date of March 26, 2013 owned by University of Louisiana at Lafayette.  The license was formally amended and assigned to Ammo Technologies Inc. pursuant to an Assignment and First Amendment to Exclusive License Agreement. Assumption Agreement dated to be effective as of August 22, 2017, the Merger closing date.  Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028.  For the three months ended June 30, 2018, the Company accrued and paid $7,147 under this agreement.  For the comparable period in 2017, no amounts were accrued and paid to the patent holder as this agreement was not executed.

Impairment of Long-Lived Assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. No impairment expense was recognized for the three months ended June 30, 2018 and the three months ended June 30, 2017.

Revenue Recognition

We generate revenue from the production and sale of ammunition. We recognize revenue when it is realized or realizable and earned.

We consider revenue realized or realizable and earned when all of the following criteria are met:

·	persuasive evidence of an arrangement exists
·	the product has been shipped to the customer
·	the sales price is fixed or determinable
·	collectability is reasonably assured

At June 30, 2018 and March 31, 2018, the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

PERCENTAGES
	Revenues	Accounts Receivable
For the Three-Months ended June 30, 2018
Customers:
A	62.37%	13.01%
B	-	53.89%
	62.37%	66.90%
For the Three-Months ended March 31, 2018
Customers:
A	-	-
B	35.49%	54.55%
C	17.07%	12.57%
D	15.55%	0.00%
	68.11%	67.12%

Advertising Costs

We expense advertising costs as they are incurred.  We incurred advertising and marketing costs of $146,615 and $84,331 for the three months ended June 30, 2018 and for the three months ended June 30, 2017, respectively.

Inventories

We state inventories at the lower of cost or market.  We determine cost using the average cost method. Our inventory consists of raw materials, work in progress, and finished goods. Cost of inventory includes cost of parts, labor, quality control, and all other costs incurred to bring our inventories to condition ready to be sold. We periodically evaluate and adjust inventories for obsolescence.

Property and Equipment

We state property and equipment at cost, less accumulated depreciation.  We capitalize major renewals and improvements, while we charge minor replacements, maintenance, and repairs to current operations.  We compute depreciation by applying the straight-line method over estimated useful lives, which are generally five to seven years.

Compensated Absences

We accrue a liability for compensated absences in accordance with Accounting Standards Codifications 710 – Compensation – General.

Stock-Based Compensation

We account for stock-based compensation at fair value in accordance with SFAS No. 123 and 123 (R) (ASC 718). There were 157,500 shares of common stock were issued to employees, members of the Board of Directors, and members of the Advisory Committee for services during the three months ended June 30, 2018.

On March 12, 2018, we entered into an employment agreement with an executive, that included, among other provisions, an equity grant of 400,000 shares of restricted common stock that vests at the rate of 100,000 shares annually for four years. The $660,000 compensation value is being recognized ratably on a straight-line basis over the four-year period covered by the agreement.

Additionally, on May 1, 2018, we entered into an employment agreement that included, among other provisions, an equity grant of 100,000 shares of restricted common stock that vest at a rate of 33,333 shares annually for three years.  The $250,000 compensation value is being recognized on a straight-line basis over the three-year period covered by the agreement.

Concentrations of Credit Risk

Accounts at banks are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000 at various times.  As of June 30, 2018, our bank account balances exceeded federally insured limits.

Income Taxes

We file federal and state income tax returns in accordance with the applicable rules of each jurisdiction. We account for income taxes under the asset and liability method in accordance with Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The provision for income taxes includes federal, state, and local income taxes currently payable, and deferred taxes.  We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable amounts in years in which those temporary differences are expected to be recovered or settled. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. In accordance with ASC 740, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. We measure recognized income tax positions at the largest amount that is greater than 50% likely of being realized.  We reflect changes in recognition or measurement in the period in which the change in judgment occurs.  We currently have substantial net operating loss carryforwards.  We have recorded a valuation allowance equal to the net deferred tax assets due to the uncertainty of the ultimate realization of the deferred tax assets.

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued that may result in a loss to us but will only be resolved when one or more future events occur or fail to occur. We assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against us or unasserted claims that may result in such proceedings, we evaluate the perceived merits of any legal proceedings or unasserted claims and the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability is reasonably estimatable, the estimated liability would be accrued in our consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed. There were no known contingencies at June 30, 2018 or March 31, 2018.

Recent Accounting Pronouncements

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The revised effective date for this ASU is for annual and interim periods beginning on or after December 15, 2017, and early adoption will be permitted, but not earlier than the original effective date of annual and interim periods beginning on or after December 15, 2016, for public entities.  We will adopt this ASU when effective. Companies may use either a full retrospective or modified retrospective approach to adopt this ASU and our management is currently evaluation which transition approach to use. We have adopted AUS 2014-09 as of January 1, 2018, and it did not have a material impact on the Company’s consolidated results of operations, financial position or cash flows for the period ended March 31, 2018.

In February 2016, the FASB issued ASU 2016-02 – “Leases (Topic 842)” Under ASU 2016-02, entities will be required to recognize lease asset and lease liabilities by lessees for those leases classified as operating leases. Among other changes in accounting for leases, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease.  Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. The amendments in ASU 2016-02 will become effective for fiscal years beginning after December 15, 2018, including interim periods with those fiscal years for public business entities.  We are currently evaluating the effect of the adoption of ASU 2016-02 will have on our consolidated results of operations, financial position or cash flows.

On June 20, 2018, the FASB expanded the scope of Accounting Standards Codification (ASC) 718, Compensation – Stock Compensation, to include share-based payments to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (ASU) No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, align the guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity-Based Payments to Non-Employees. We anticipate that this ASC will not have a material effect on the Company’s financial statements.

The amendments in ASU No. 2018-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said.  But the amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers.

The amendments are effective for public companies for fiscal years that begin after December 15, 2018, and the quarterly and other interim periods in those years, the FASB said. Private companies have until their fiscal years that start after Dec. 15, 2019, before applying the changes to annual reports. Private companies can wait until their fiscal years that start after Dec. 15, 2020, before they apply the changes to their reporting periods of less than a year. The accounting board also said the amended guidance can be applied before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before they have implemented ASC 606. We have evaluated the effect of the adoption of ASU 2018-07 will have on our consolidated results of operations, financial position or cash flows and determine the effects will not be material to the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Loss Per Common Share

We calculate basic loss per share using the weighted-average number of shares of common stock outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities, such as outstanding options and warrants, using various methods, such as the treasury stock or modified treasury stock method, in the determination of dilutive shares outstanding during each reporting period. We have issued warrants to purchase 9,328,153 shares of common stock and equity grants of 500,000 shares of common stock that are potentially dilutive. All weighted average numbers were adjusted for the reverse stock split and merger transaction. Diluted earnings per share exclude all potentially dilutive shares because their effect is anti-dilutive.